TRANSACTIONS - Calculation of Purchase Price Consideration (Details) (Merger Agreement, USD $)	0 Months Ended
	Sep. 07, 2012	Sep. 07, 2012
Merger Agreement
Calculation of Purchase Price Consideration [Abstract]
Total sources	$ 1,204,428,000	$ 1,204,428,000
Rollover of equity and stock options	30,661,000	30,661,000
Accelerated share-based compensation	13,533,000	13,533,000
Rollover of equity and stock options and accelerated share-based compensation	44,194,000	44,194,000
Rollover of OpCo Notes and capital lease obligations	(300,940,000)	(300,940,000)
Merger related costs and financing fees	(60,707,000)	(60,707,000)
Net cash used to fund transaction	(90,538,000)	(90,538,000)
Merger related costs and financing fees and net cash used to fund transaction	(452,185,000)	(452,185,000)
Equals purchase price consideration to be allocated	796,437,000	796,437,000
Fair value of tangible assets and liabilities acquired:
Cash and cash equivalents	17,064,000	17,064,000
Accounts receivable - trade	157,690,000	157,690,000
Inventories	212,712,000	212,712,000
Prepaid expenses and other current assets	50,301,000	50,301,000
Property and equipment	57,289,000	57,289,000
Other assets	35,863,000	35,863,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets Noncurrent	15,094,000	15,094,000
Accounts payable	(97,095,000)	(97,095,000)
Other short-term liabilities	(61,225,000)	(61,225,000)
OpCo Notes	(322,500,000)	(322,500,000)
Other long-term liabilities	(4,437,000)	(4,437,000)
Deferred tax liabilities	(157,104,000)	(157,104,000)
Total net tangible assets and liabilities	(96,348,000)	(96,348,000)
Deferred tax liabilities	(24,700,000)
Fair value of identifiable intangible assets acquired:
Intangible assets	253,500,000	253,500,000
Trademarks	171,900,000	171,900,000
Goodwill	467,385,000	467,385,000
Total intangible assets acquired	892,785,000	892,785,000
Total purchase price	$ 796,437,000	$ 796,437,000